Interest Receivable	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest Receivable
8.	Interest receivable

	2021	2020	2019
	£	£	£
Interest on loans and receivables	44,002	100,694	31,735
Interest on cash and cash equivalents	313	1,700	2,588
Interest receivable from joint ventures and associates	159,755	146,690	107,922

	204,070	249,084	142,245

The total income recognised in respect of financial assets measured at amortised cost is £
204,070
(2020
: £
249,084
, 2019: £142,245).
The group does not have any financial assets measured at fair value through profit or loss